Common Stock Warrants (Details) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 01, 2025	Jul. 31, 2024
Common Stock Warrants [Line Items]
Warrants issued		500,000
Exercise price of warrants	$ 0.01
Simple Agreements for Future Equity [Member]
Common Stock Warrants [Line Items]
Warrants issued	1,748,829
Promissory Note [Member]
Common Stock Warrants [Line Items]
Warrants issued	420,000
Common Stock Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued	2,168,829	1,000,000	2,398,869	250,000
Exercise price of warrants		$ 0.01
Common Stock Warrants [Member] | Minimum [Member]
Common Stock Warrants [Line Items]
Exercise price of warrants		1.12
Common Stock Warrants [Member] | Maximum [Member]
Common Stock Warrants [Line Items]
Exercise price of warrants		2.1
Common Stock Warrants [Member] | Simple Agreements for Future Equity [Member]
Common Stock Warrants [Line Items]
Warrants issued			2,398,869
Common Stock Warrants [Member] | Contingent Equity Arrangement [Member]
Common Stock Warrants [Line Items]
Exercise price of warrants		$ 0.01
Term Loan-Related Warrants [Member]
Common Stock Warrants [Line Items]
Warrants issued		750,000
Exercise price of warrants		$ 8